Marketable Securities - Additional Information (Details) $ in Thousands, shares in Millions						3 Months Ended	12 Months Ended
	Aug. 01, 2023 USD ($) $ / shares shares	May 15, 2023 shares	Mar. 31, 2023 USD ($)	Dec. 05, 2022 USD ($) shares	Apr. 20, 2022 USD ($) shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Change in fair value							$ (44,611)	$ (135,191)
Fair Value
Disclosure of detailed information about borrowings [line items]
Change in fair value							(44,600)	(135,200)
Other comprehensive income, before tax, gains (losses) on hedging instruments that hedge investments in equity instruments							(44,100)	(134,200)
Other comprehensive losses on hedging instruments in marketable securities							$ (500)	$ (1,000)
Solaris warrant liability
Disclosure of detailed information about borrowings [line items]
Cumulative loss on disposition of marketable securities				$ 28,800
Solaris warrant liability | Share Purchase Warrants
Disclosure of detailed information about borrowings [line items]
Marketable securities carrying amount			$ 53,400	51,900	$ 56,400	$ 53,400
Proceeds from exercise of warrants				$ 51,900	40,100	$ 53,400
Cumulative on marketable securities transferred, net of tax					$ 15,800
i-80 Gold
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in associate			19.95%				0.00%	25.30%
Number of units acquired in private placement financing (in shares) | shares	1.0
Price per unit acquired in private placement financing (in dollars per share) | $ / shares	$ 2.70
Consideration transferred, acquisition-date fair value	$ 2,100
Percentage of voting interest threshold for significant influence	20.00%
Escrow deposits shares in connection with sale (in shares) | shares		5.8
Marketable securities carrying amount							$ 5,800
Escrow carrying amount							$ 10,200
Solaris Resources Inc
Disclosure of detailed information about borrowings [line items]
Sale of equity interests (in units) | shares				11.0	5.0	12.0
Cumulative loss on disposition of marketable securities						$ 6,600